Northern Lights Fund Trust IV

Inspire Global Hope ETF

Inspire Small/Mid Cap Impact ETF

Inspire Corporate Bond Impact ETF

Inspire 100 ETF

Incorporated herein by reference is the definitive version of the Prospectus for Inspire Global Hope ETF, Inspire Small/Mid Cap Impact ETF, Inspire Corporate Bond Impact ETF, and Inspire 100 ETF filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on December 23, 2019 (SEC Accession No.: 0001580642-19-005657).